Fair Value Measurements (Details Textual) - USD ($)	1 Months Ended			3 Months Ended				12 Months Ended
	Sep. 30, 2015	Jun. 30, 2014	Feb. 28, 2014	Dec. 31, 2015		Sep. 30, 2015	Jun. 30, 2014	Dec. 31, 2015		Dec. 31, 2014	Sep. 30, 2016	May 04, 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Time Deposits, at Carrying Value			$ 53,000
Time Deposits Annual Interest Rate			0.10%
Time Deposits Maturity Date			Oct. 24, 2016
Goodwill, Impairment Loss						$ 1,100,000		$ 0
Convertible Debt, Fair Value Disclosures				$ 25,300,000	[1]			25,300,000	[1]			$ 25,400,000
Intangible Assets, Net (Excluding Goodwill), Total				2,513,394				2,513,394		$ 28,747,770	$ 8,053,425	$ 8,400,000
Trademarks [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impairment of Intangible Assets, Finite-lived		$ 1,000,000					$ 1,000,000			1,000,000
In Process Research and Development [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Goodwill, Impairment Loss	$ 1,100,000					1,100,000
Impairment of Intangible Assets (Excluding Goodwill)						22,600,000
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)				3,300,000		$ 22,600,000	$ 3,700,000	3,300,000
Finite-Lived Intangible Assets, Net, Total				0				0
Intangible Assets, Net (Excluding Goodwill), Total				$ 2,513,294				$ 2,513,294
Impairment of Intangible Assets, Finite-lived										$ 3,700,000

[1]	Various warrants were reclassified to additional paid-in capital as a result of the expiration of non-standard anti-dilution clauses contained within the warrants.